Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000120605 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	(0.40%)
C000120605 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	(0.10%)
C000120605 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	(0.10%)
C000120605 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Percent of Net Short Exposure	(0.10%)
C000120605 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000120605 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	(0.10%)
C000120605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000120605 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120605 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000120605 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000120605 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000120605 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120605 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000120605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000120605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000120605 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120605 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000120605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000120605 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000120605 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120605 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120605 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
C000120605 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120605 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120605 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	(0.40%)
C000120608 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	(0.10%)
C000120608 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	(0.10%)
C000120608 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Percent of Net Short Exposure	(0.10%)
C000120608 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000120608 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	(0.10%)
C000120608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000120608 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120608 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000120608 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000120608 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000120608 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120608 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000120608 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000120608 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000120608 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120608 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000120608 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000120608 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000120608 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120608 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120608 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
C000120608 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120608 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120608 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	(0.40%)
C000120609 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	(0.10%)
C000120609 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	(0.10%)
C000120609 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Percent of Net Short Exposure	(0.10%)
C000120609 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000120609 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	(0.10%)
C000120609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000120609 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120609 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000120609 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000120609 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000120609 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120609 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000120609 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000120609 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000120609 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120609 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000120609 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000120609 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000120609 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120609 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120609 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
C000120609 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120609 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120609 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	(0.40%)
C000120610 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	(0.10%)
C000120610 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	(0.10%)
C000120610 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.30%
Percent of Net Short Exposure	(0.10%)
C000120610 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000120610 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	(0.10%)
C000120610 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000120610 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120610 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000120610 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000120610 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000120610 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120610 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000120610 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000120610 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000120610 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120610 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000120610 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
C000120610 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
C000120610 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120610 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120610 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
C000120610 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120610 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000120610 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000133671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000133671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133671 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133671 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133671 | Constellation Brands, Inc.FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133671 | Cooper Cos., Inc. (The)FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133671 | Charles Schwab Corp. (The)FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | TJX Cos., Inc. (The)FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000133671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000133671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000133671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133671 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133671 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133671 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133671 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000133672 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000133672 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133672 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133672 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133672 | Constellation Brands, Inc.FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133672 | Cooper Cos., Inc. (The)FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133672 | Charles Schwab Corp. (The)FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | TJX Cos., Inc. (The)FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000133672 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000133672 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133672 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000133672 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133672 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133672 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133672 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133672 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000133673 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000133673 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133673 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133673 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133673 | Constellation Brands, Inc.FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133673 | Cooper Cos., Inc. (The)FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133673 | Charles Schwab Corp. (The)FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | TJX Cos., Inc. (The)FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000133673 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000133673 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133673 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000133673 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133673 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133673 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133673 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133673 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000133674 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000133674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133674 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133674 | Constellation Brands, Inc.FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133674 | Cooper Cos., Inc. (The)FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133674 | Charles Schwab Corp. (The)FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | TJX Cos., Inc. (The)FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000133674 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000133674 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133674 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000133674 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133674 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133674 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133674 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133674 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000133677 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000133677 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133677 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000133677 | Eaton Corp. PLCFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133677 | Constellation Brands, Inc.FR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133677 | Cooper Cos., Inc. (The)FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133677 | Charles Schwab Corp. (The)FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | TJX Cos., Inc. (The)FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000133677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000133677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000133677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000133677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133677 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133677 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133677 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000141783 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141783 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141783 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141783 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141783 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Pan Pacific International Holdings Corp.FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141783 | Terumo Corp.FR_688507003
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Lonza Group AGFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Fast Retailing Co., Ltd.FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141783 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000141783 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141783 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000141783 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141783 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141783 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141783 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141783 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141783 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141783 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141783 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141783 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141783 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000141783 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000141783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000141783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000141783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000141783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000141783 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141783 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000141783 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141783 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141785 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141785 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141785 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141785 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141785 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Pan Pacific International Holdings Corp.FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141785 | Terumo Corp.FR_688507003
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Lonza Group AGFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Fast Retailing Co., Ltd.FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141785 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000141785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141785 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000141785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141785 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141785 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141785 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141785 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141785 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141785 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141785 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000141785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000141785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000141785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000141785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000141785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000141785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000141785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141786 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141786 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141786 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141786 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141786 | Cellnex Telecom SAFR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Pan Pacific International Holdings Corp.FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141786 | Terumo Corp.FR_688507003
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Lonza Group AGFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Fast Retailing Co., Ltd.FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141786 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000141786 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141786 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000141786 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141786 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141786 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141786 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141786 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141786 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141786 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141786 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141786 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141786 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000141786 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000141786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000141786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000141786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000141786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000141786 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141786 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000141786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000141786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%